Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Summary of trade and other payables

	As of	As of
	December 31,	December 31,
	2020	2021
Payables to merchants	12,801	8,479
Money remittances and e-wallets accounts payable	5,725	8,508
Deposits received from agents	8,357	3,492
Commissions payable	465	429
Accrued personnel expenses and related taxes	1,386	1,623
Other payables	794	834
Total trade and other payables	29,528	23,365